Summary of Significant Accounting Policies (Details Narrative) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deposit | ¥			¥ 500,000
Cash in banks | $				$ 34.2	$ 29.1
Deposit insurance limit | ¥	¥ 500,000
One Customer | Sales revenue
Concentration risk percentage	28.00%	25.00%
Two Customer | Sales revenue
Concentration risk percentage	27.00%	25.00%
Three Customer | Sales revenue
Concentration risk percentage	13.00%	23.00%
Four Customer | Sales revenue
Concentration risk percentage		20.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage	27.00%		28.00%
Accounts Receivable [Member] | Two Customer
Concentration risk percentage	24.00%		27.00%
Accounts Receivable [Member] | Three Customer
Concentration risk percentage	18.00%		26.00%
Purchases [Member] | One Supplier
Concentration risk percentage	40.00%	27.00%
Purchases [Member] | Two Supplier
Concentration risk percentage	10.00%	18.00%
Purchases [Member] | Three Supplier
Concentration risk percentage		10.00%
Represents the information pertaining to split-adjusted amount. | Warrant [Member]
Deposit | ¥			¥ 500,000
Cash | $				34.2	29.1
Deposit insurance uncovered amount | $				$ 34.0	$ 28.9
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%			30.00%